Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Jun. 17, 2016
Retail | Strategic Advisers Value Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	frst_SupplementTextBlock	Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2015
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)A	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.73%
Total annual operating expenses	1.25%
Fee waiver and/or expense reimbursementA	0.35%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.90%

A Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.90%. This arrangement will remain in effect through July 31, 2018. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

1 year	$ 92
3 years	$ 319
5 years	$ 611
10 years	$ 1,442